Investments in Unconsolidated Joint Ventures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments

The following table summarizes the Company’s equity method investment (in thousands):

December 31, 2024	$322,551
Distributions	(13,910)
Direct share of equity income (loss)	4,649
Basis difference amortization	(581)
December 31, 2025	$312,709
Direct share of equity income (loss)	119
JV buyout	(312,828)
March 31, 2026	$—

The following table summarizes the Company’s equity method investment (in thousands):

December 31, 2023	$332,693
Distributions	(12,036)
Direct share of equity income (loss)	2,394
Basis difference amortization.	(500)
December 31, 2024	$322,551
Distributions	(13,910)
Direct share of equity income (loss)	4,649
Basis difference amortization.	(581)
December 31, 2025	$312,709